Related parties (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]

	For the Year Ended March 31,
	2018		2017		2016
Research and development services received	Rs.	98	Rs.	114	Rs.	102
Research and development services provided		100		-		-
Contributions towards social development		238		318		249
Catering services received		178		-		-
Hotel expenses paid		49		44		51
Lease rentals paid under cancellable operating leases to key management personnel and their relatives		35		39		37
Others		1		-		-

Schedule of outstanding balances for related party transactions [Table Text Block]
The Company has the following amounts due from related parties:

	As at March 31,
	2018		2017
Key management personnel (towards rent deposits)	Rs.	8	Rs.	8
Other related parties (Reddy Kunshan and Green Park Hospitality Services Private Limited)		148		-

The Company has the following amounts due to related parties:

	As at March 31,
	2018		2017
Due to related parties	Rs.	14	Rs.	9

Disclosure Of Compensation Paid Or Payable To Key Management Personnel [Table Text Block]
The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2018		2017		2016
Salaries and other benefits(1)	Rs.	458	Rs.	380	Rs.	336
Contributions to defined contribution plans		38		28		19
Commission to directors		153		180		263
Share-based payments expense		114		75		76
Total	Rs.	763	Rs.	663	Rs.	694

(1)
In addition to the above, the Company has accrued Rs.0 and Rs.79 towards a long term incentive plan for the services rendered by key management personnel during the years ended March 31, 2018 and 2017, respectively. Refer to Note 18 of these consolidated financial statements for further details.